Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
Employee Benefit Plans [Abstract]
Employee Benefit Plans
22. EMPLOYEE BENEFIT PLANS
Emera maintains a number of contributory defined-benefit
(“DB”) and defined-contribution (“DC”) pension
plans, which cover substantially all of its employees. The
Company also provides non-pension benefits
for its retirees.
Emera’s net periodic benefit cost included the following:
Benefit Obligation and Plan Assets
Changes in the benefit obligation and plan assets, and
the funded status for plans were as follows:
For the
Year ended December 31
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation
("APBO"):
Balance, January 1 $
2,367 $
241 $
2,273 $
227
Service cost
35
3
35
3
Plan participant contributions
5
5
6
5
Interest cost
114
12
110
12
Plan amendments -
5 -
-
Benefits paid
(160) (22) (153) (21)
Actuarial losses (gains)
(1)
(18) (2)
13 (3)
FX translation adjustment (49) (10)
83
18
Balance, December 31 $
2,294 $
232 $
2,367 $
241
Change in plan assets:
Balance, January 1 $
2,493 $
54 $
2,298 $
48
Employer contributions
38
15
36
13
Plan participant contributions
5
5
6
5
Benefits paid (160) (22) (153) (21)
Actual return on assets, net of expenses
345
5
226
4
FX translation adjustment (46) (2)
80
5
Balance, December 31 $
2,675 $
55 $
2,493 $
54
Funded status, end of year
$
381 $ (177) $
126 $ (187)
(1) The actuarial gains recognized in the period
are primarily due to higher than expected
investment returns and changes in
actuarial assumptions.
Plans with PBO/APBO in Excess of Plan Assets
The aggregate financial position for pension plans where
the PBO or APBO (for post-retirement benefit
plans) exceeded the plan assets for the years ended December
31 were as follows:
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
PBO/APBO $
96 $
212 $
95 $
219
FV of plan assets
13 -
11 -
Funded status
$ (83) $ (212) $ (84) $ (219)
Plans with Accumulated Benefit Obligation (“ABO”) in Excess of Plan Assets
The ABO for the DB pension plans was $ 2,114
million as at December 31, 2025 (2024 – $
2,255
million).
The aggregate financial position for those plans with an ABO in excess of the plan assets for the years
ended December 31 were as follows:
millions of dollars 2025 2024
DB pension
plans
DB pension
plans
ABO $
92 $
90
FV of plan assets
13
11
Funded status $ (79) $ (79)
Balance Sheet
The amounts recognized in the Consolidated Balance Sheets
consisted of the following:
As at December 31 December 31
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Other current liabilities $ (5) $ (17) $ (5) $ (21)
Liabilities associated with assets held for
sale
(1)
(1) (4) -
(1)
Long-term liabilities (77) (191) (78) (196)
Other long-term assets
473 -
208 -
Assets held for sale
(1)
(9)
46
1
31
AOCI, net of tax and regulatory assets
125
7
354
22
Deferred income tax expense in AOCI (12) -
(8) (1)
Net amount recognized $
494 $ (159) $
472 $ (166)
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024. For further details
on the pending transaction, refer to note 4.
Amounts Recognized in AOCI and Regulatory Assets
Unamortized gains and losses and past service costs
arising on post-retirement benefits are recorded in
AOCI or regulatory assets. The following table summarizes
the change in AOCI and regulatory assets:
Regulatory assets
Actuarial
(gains) losses
Past service
gains millions of dollars
DB Pension Plans:
Balance, January 1, 2025 $
363 $ (17) $ -
Amortized in current period (9)
1 -
Current year changes (51) (158) -
Change in FX rate (16) -
-
Balance, December 31, 2025 $
287 $ (174) $ -
Non-pension benefits plans:
Balance, January 1, 2025 $
29 $ (8) $ -
Amortized in current period -
1 (3)
Current year changes (3)
2
1
Change in FX rate (1) -
-
Balance, December 31, 2025 $
25 $ (5) $ (2)
As at December 31 December 31
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Actuarial (gains) losses $ (174) (5) $ (17) (8)
Past service gains -
(2) -
-
Deferred income tax expense
12 -
8
1
AOCI, net of tax (162) (7) (9) (7)
Regulatory assets
287
14
363
29
Assets held for sale
(1)
-
11 -
-
AOCI, net of tax and regulatory assets $
125 $
18 $
354 $
22
(1) On August 5, 2024, Emera announced
an agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified
as held for
sale beginning in Q3 2024. For further details
on the pending transaction, refer to note
4.
Benefit Cost Components
Emera's net periodic benefit cost included the following:
As at Year ended December 31
millions of dollars 2025 2024
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Service cost $
35 $
3 $
35 $
3
Interest cost
114
12
110
12
Expected return on plan assets (164) (2) (160) (2)
Current year amortization of:
Actuarial losses (gains)
(1) (1)
3 (2)
Past service gains
-
3 -
(2)
Regulatory assets
9 -
9 (2)
Settlement, curtailments -
-
-
1
Total $ (7) $
15 $ (3) $
8
The expected return on plan assets is determined based on
the market-related value of plan assets of
$ 2,686
million as at January 1, 2025 (2024 – $
2,571
million), adjusted for interest on certain cash flows
during the year. The market-related value of assets is based on a smoothed asset value. Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a multi-year period.
Pension Plan Asset Allocations
Emera’s investment policy includes discussion
regarding the investment philosophy,
the level of risk
which the Company is prepared to accept with respect
to the investment of the Pension Funds, and the
basis for measuring the performance of the assets. Central to the policy is the target asset allocation by
major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset
returns that meet or exceed the plan’s actuarial
assumptions. The diversification of assets reduces the
inherent risk in financial markets by requiring that assets
be spread out amongst various asset classes.
Further, within each asset class,
a diversification is undertaken through the investment
in a broad range
of investment and non-investment grade securities. Emera’s
target asset allocation is as follows:
Asset Class
Target
Range at Market
Canadian Pension Plans:
Short-term securities 0% to 10%
Fixed income 34% to 49%
Equities:
Canadian
5% to 15%
Non-Canadian
37% to 61%
Non-Canadian Pension Plans:
Cash and cash equivalents 0% to 10%
Fixed income 29% to 49%
Equities 48% to 68%
Pension plan assets are overseen by the respective
management pension committees in the sponsoring
companies. All pension investments are in accordance with policies approved by the respective Board of
Directors of each sponsoring company.
The following tables set out the classification of the methodology used by the Company to FV its
investments (for more information on the FV hierarchy
and measurement, refer to note 17):
millions of dollars NAV Level 1 Level 2 Total Percentage
As at December 31, 2025
Cash and cash equivalents $ - $ 76 $ - $ 76 3%
Net in-transits - (27) - (27) (1) %
Equity securities:
Canadian
- 117 - 117 4%
United States
- 262 - 262 10%
Other
- 146 - 146 5%
Fixed income securities:
Government
- - 110 110 4%
Corporate
- - 68 68 3%
Other
- - 13 13 - %
Mutual funds - 5 - 5 - %
Open-ended investments
measured at NAV
(1)
1,335 - - 1,335 50%
Common collective trusts
measured at NAV
(2)
570 - - 570 22%
Total
$ 1,905 $ 579 $ 191 $ 2,675 100%
As at December 31, 2024
Cash and cash equivalents $ - $ 39 $ - $ 39 2%
Net in-transits - (27) - (27) (1) %
Equity securities:
Canadian
- 109 - 109 4%
United States
- 312 - 312 12%
Other
- 140 - 140 5%
Fixed income securities:
Government
- - 132 132 5%
Corporate
- - 92 92 4%
Other
- - 22 22 1%
Mutual funds - 13 - 13 1%
Open-ended investments
measured at NAV
(1)
1,142 - - 1,142 46%
Common collective trusts
measured at NAV
(2)
519 - - 519 21%
Total
$
1,661 $
586 $
246 $
2,493 100%
(1) Net asset value ("NAV") investments are open-ended registered and non-registered mutual funds, collective investment trusts, or
pooled funds. NAV’s are calculated at least monthly and the funds honour subscription and redemption activity regularly.
(2) The common collective trusts are private funds
valued at NAV.
The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external
sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and
foreign issuers while others invest in long duration
U.S. investment grade fixed income
assets and seeks to increase return through active
management of interest rate and credit risks. The
funds honour subscription and
redemption activity regularly.
Non-Pension Benefit Plans
There are no assets set aside to pay for most of the Company’s non-pension benefit plans. As is common
practice, post-retirement health benefits are paid from
general accounts as required. The exception to this
is the NMGC Retiree Medical Plan, which is fully funded.
Investments in Emera
As at December 31, 2025 and 2024, assets related to the
pension funds and post-retirement benefit plans
did not hold any material investments in Emera or its subsidiaries securities. However,
as a significant
portion of assets for the benefit plan are held in pooled
assets, there may be indirect investments in these
securities.
Cash Flows
The following table shows expected cash flows for DB pension and other post-retirement benefit plans:
millions of dollars
DB pension
plans
Non-pension
benefit plans
Expected employer contributions
2026 $
34 $
17
Expected benefit payments
2026
170
19
2027
174
19
2028
174
20
2029
176
20
2030
173
20
2031 – 2035
899
109
Assumptions
The following table shows the assumptions that have been
used in accounting for DB pension and other
post-retirement benefit plans:
2025 2024
(weighted average assumptions)
DB pension
plans
Non-pension
benefit plans
DB pension
plans
Non-pension
benefit plans
Benefit obligation – December 31
Discount rate - past service 5.11% 4.87% 5.07% 4.91%
Discount rate - future service 5.21% 5.08% 5.12% 5.00%
Rate of compensation increase 3.73% 3.82% 3.73% 3.72%
Health care trend
- initial (next year)
- 6.73% - 6.53%
- ultimate
- 3.77% - 3.77%
- year ultimate reached
2045 2044
Benefit cost for year ended December 31
Discount rate - past service 5.07% 4.91% 4.89% 4.89%
Discount rate - future service 5.12% 5.00% 4.88% 4.89%
Expected long-term return on plan assets 6.42% 3.65% 6.43% 3.69%
Rate of compensation increase 3.73% 3.72% 3.87% 3.85%
Health care trend
- initial (current year)
- 6.53% - 6.04%
- ultimate
- 3.77% - 3.76%
- year ultimate reached
2044 2043
Actual assumptions used differ by plan.
The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.
The discount rate is based on high-quality long-term corporate bonds, with maturities matching the
estimated cash flows from the pension plan.
DC Pension Plan
Emera also provides a DC pension plan for certain employees.
The Company’s contribution for the year
ended December 31, 2025 was $ 53
million (2024 – $
51
million).